January 5, 2022

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: American Funds International Vantage Fund

File Nos. 333-233374 and 811-23467

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 30, 2021 of Registrant’s Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary